Credit Risk - Summary of Social Housing Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Social Housing Exposure [line items]
Loans and advances to customers	£ 208,750	£ 207,287
Maximum exposure to balance sheet	95,156	80,918
Loss allowance	1,303	785
Corporate and commercial banking
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	24,680	24,224
Corporate centre
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	58,129	42,129
Social Housing | Corporate and commercial banking
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	5,082	4,913
Social Housing | Corporate centre
Disclosure Of Social Housing Exposure [line items]
Maximum exposure to balance sheet	£ 3,817	£ 4,060